(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Contractual Service Margin by Transition Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	€ 188,233
Closing net balance	176,049	€ 188,233
Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Other	1	0
MRA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	1,457	1,557
Changes in estimates that adjust CSM	(296)	(26)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(130)	(174)
Insurance finance (income) / expenses	3	5
Cash flow - contracts disposed		0
Net exchange differences	(156)	95
Other		0
Closing net balance	879	1,457
MRA [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	0
Insurance finance (income) / expenses	0
Cash flow - contracts disposed		0
Net exchange differences	0
Other		0
Closing net balance	0	0
MRA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	0	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	0
Insurance finance (income) / expenses	0
Cash flow - contracts disposed		0
Net exchange differences	0
Other		0
Closing net balance	0	0
FVA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	4,494	4,000
Changes in estimates that adjust CSM	563	523
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(483)	(492)
Insurance finance (income) / expenses	129	146
Cash flow - contracts disposed		43
Net exchange differences	(511)	270
Other		5
Closing net balance	4,192	4,494
FVA [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	233	180
Changes in estimates that adjust CSM	61	76
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(37)	(33)
Insurance finance (income) / expenses	0
Cash flow - contracts disposed		0
Net exchange differences	(13)	10
Other		0
Closing net balance	244	233
FVA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	28	(149)
Changes in estimates that adjust CSM	224	192
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	18	(46)
New contracts recognized	0
Earnings released from contractual service margin	9	18
Insurance finance (income) / expenses	(23)	(25)
Cash flow - contracts disposed		34
Net exchange differences	(11)	(2)
Other		5
Closing net balance	245	28
Others [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	3,013	2,568
Changes in estimates that adjust CSM	181	(48)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	669	546
Earnings released from contractual service margin	(317)	(292)
Insurance finance (income) / expenses	93	74
Cash flow - contracts disposed		0
Net exchange differences	(305)	164
Other		0
Closing net balance	3,335	3,013
Others [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	0
Changes in estimates that adjust CSM	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	0
Insurance finance (income) / expenses	0
Cash flow - contracts disposed		0
Net exchange differences	0
Other		0
Closing net balance	0	0
Others [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	208	227
Changes in estimates that adjust CSM	30	(30)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0	(1)
New contracts recognized	141	9
Earnings released from contractual service margin	(20)	(32)
Insurance finance (income) / expenses	11	13
Cash flow - contracts disposed		0
Net exchange differences	(30)	14
Other		9
Closing net balance	340	208
Total CSM [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	8,964	8,124
Changes in estimates that adjust CSM	449	448
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	669	546
Earnings released from contractual service margin	(930)	(958)
Insurance finance (income) / expenses	226	225
Cash flow - contracts disposed		43
Net exchange differences	(972)	529
Other		6
Closing net balance	8,406	8,964
Total CSM [member] | Investment contract with discretionary participation features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	233	180
Changes in estimates that adjust CSM	61	76
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	0
New contracts recognized	0
Earnings released from contractual service margin	(37)	(33)
Insurance finance (income) / expenses	0
Cash flow - contracts disposed		0
Net exchange differences	(13)	10
Other	0	0
Closing net balance	245	233
Total CSM [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	237	78
Changes in estimates that adjust CSM	254	163
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	18	(46)
New contracts recognized	141	9
Earnings released from contractual service margin	(11)	(14)
Insurance finance (income) / expenses	(12)	(12)
Cash flow - contracts disposed		34
Net exchange differences	(42)	12
Other		14
Closing net balance	€ 585	€ 237